Vessel Operating Costs (Tables)	12 Months Ended
Dec. 31, 2020
Vessel Operating Costs
Schedule of vessel operating costs

	For the year ended
	December 31,
	2018	2019	2020
Crew costs	38,637	36,944	36,881
Technical maintenance expenses	16,174	20,987	21,295
Other operating expenses	18,886	18,811	16,622
Total	73,697	76,742	74,798